CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			81 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Expenses
Field camps expenses	$ 166,718	$ 148,168	$ 722	$ 663,261
Surveying	22,586	14,154	1,035	87,440
Geophysics	106,382	660,027	0	766,409
Geochemistry	70,726	38,895	661	254,734
Geology	538,383	76,795	6,400	1,130,444
Drilling	1,103,893	339,094	900	4,222,664
Environmental testing	0	326	0	28,210
Mineral properties	100,000	100,000	100,000	663,045
Consulting fees - related parties	0	0	0	12,400
Consulting fees - others	4,174	183,691	0	194,624
Management fees	0	0	0	2,000
Professional fees	1,100,807	443,523	174,647	2,296,473
General and administrative expenses	2,431,515	1,458,173	135,517	4,495,026
(Gain) loss on sale of capital assets	(111,470)	1,213	(7,720)	(117,977)
Depreciation	160,313	146,548	109,505	532,880
Net operating loss	(5,694,027)	(3,610,607)	(521,667)	(15,231,633)
Interest income	9,898	142	0	12,452
Gain on Canadian dollar common share purchase warrants	80,815	0	0	80,815
Rental income	0	0	6,720	6,720
Loss on deposit	0	0	(50,000)	(50,000)
Net loss and comprehensive loss	$ (5,603,314)	$ (3,610,465)	$ (564,947)	$ (15,181,646)
Basic and diluted loss per common share (note 12 f) (in dollars per share)	$ (0.09)	$ (0.09)	$ (0.03)
Weighted average number of basic and diluted common shares outstanding (note 12 f) (in shares)	59,558,895	38,903,807	22,500,000